As filed with the Securities and Exchange Commission on September 19, 2005
                                                 Securities Act File No. 2-66906

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.___

                           Post-Effective Amendment No. ___


                        (Check appropriate box or boxes)



                           JOHN HANCOCK BOND TRUST
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 663-4324
                                 --------------
                        (Area Code and Telephone Number)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Alfred P. Ouellette, Esq.
                           John Hancock Advisers, LLC
                               601 Congress Street
                              Boston, MA 02210-2805
                                ----------------
                     (Name and address of agent for service)


Title of Securities Being Registered: Shares of beneficial interest of John Hancock Bond Trust.

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration statement.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on October 19, 2005.

Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in the John Hancock High Income Fund. The enclosed proxy statement contains information about a proposal to approve the reorganization of the John Hancock High Income Fund into another John Hancock fund, the John Hancock High Yield Fund. If the reorganization of your Fund is approved, shareholders of your fund will become shareholders of the High Yield Fund upon the closing of the reorganization and will receive shares of the corresponding class of High Yield Fund in proportion to the value of your shares in the High Income Fund. Class I shareholders of High Income Fund will receive Class A shares of High Yield Fund in the reorganization, as High Yield Fund does not currently offer Class I shares.

Why is the reorganization being proposed?

The reorganization is intended to consolidate your fund with a similar fund also managed by John Hancock Advisers. Like your fund, the High Yield Fund seeks high income by investing in lower-grade debt securities. However, the High Yield Fund has a more aggressive investment approach than your fund with respect to credit quality. The enclosed proxy statement includes a detailed explanation of the similarities and differences of each fund's investment strategies.

With respect to performance, the High Yield Fund has a very competitive long-term track record while your fund has a shorter performance record. As a result, High Yield Fund has been able to attract a significantly larger amount of investment than your fund. By combining the two funds, it is hoped that you will benefit in two important ways. First, you will be invested in a fund that has a substantially similar investment objective and management style as your current fund with a very competitive track record. Second, you will become a shareholder in a much larger fund that may be better positioned in the market to increase asset size and achieve economies of scale.

Impact on Fund Expenses

The expenses of the High Yield Fund's Class A, Class B, and Class C shares after the reorganization are expected to be significantly lower than those of High Income Fund's operating expenses both before and after fee reductions. In addition, the total operating expenses of Class A shares of High Yield Fund are significantly lower than your fund's Class I operating expenses before taking into account fee reductions, and are marginally higher than your fund's Class I operating expenses after fee reductions, which can be discontinued at any time. High Yield Fund's current management fee is significantly lower than your fund's management fee.

Your Vote Matters

After careful consideration, your fund's trustees have unanimously approved the reorganization of John Hancock High Income Fund into John Hancock High Yield Fund. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on December 16, 2005.

Your vote makes a difference, no matter what the size of your investment. Please review the enclosed proxy materials and submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling the phone number on your proxy card; via mail by returning the enclosed voting card; or via the Internet by visiting www.jhfunds.com and selecting the shareholder entryway. If you have any questions or need additional information, please contact a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.


Sincerely,

Keith F. Hartstein
President and Chief Executive Officer

DRAFT 8-26-05

JOHN HANCOCK HIGH INCOME FUND
(a series of John Hancock Strategic Series )
(the "fund")

601 Congress Street
Boston, MA 02210

Notice of Special Meeting of Shareholders
Scheduled for December 14, 2005

This is the formal agenda for the fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A shareholder meeting for the fund will be held at 601 Congress Street, Boston, Massachusetts on Wednesday, December 14, 2005, at 9:00 A.M., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock High Income Fund ("your fund" or "High Income Fund") and John Hancock High Yield Fund ("High Yield Fund"). Under this agreement, your fund would transfer all of its assets to High Yield Fund in exchange for Class A, Class B and Class C shares of High Yield Fund. These shares would be distributed, as described in the accompany proxy statement, proportionately to you and the other shareholders of High Income Fund. High Yield Fund would also assume High Income Fund's liabilities. Your fund's board of trustees recommends that you vote FOR this proposal.

2. Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on October 10, 2005, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitation.

By order of the board of trustees,

Alfred P. Ouellette
Assistant Secretary
October 25, 2005

PROXY STATEMENT of

John Hancock High Income Fund
a series of John Hancock Strategic Series
("High Income Fund," the "Acquired Fund" or "your fund")

PROSPECTUS for
John Hancock High Yield Fund
a series of John Hancock Bond Trust
("High Yield Fund" or the "Acquiring Fund")

The address of both the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

*    *    *    *    *    *
This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

--------------------------------------------------------------------------------
              Acquired Fund      Acquiring Fund    Shareholders Entitled to Vote
--------------------------------------------------------------------------------
 Proposal 1   High Income Fund   High Yield Fund   High Income Fund shareholders
--------------------------------------------------------------------------------

How the Reorganization Will Work

o The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.

o The Acquiring Fund will issue Class A shares to shareholders of High Income Fund's Class A and Class I shares in amounts equal to the value the net assets of High Income Fund attributable to its Class A and Class I shares, respectively, Class B shares to shareholders of High Income Fund's Class B shares in amounts equal to the value of the net assets of High Income Fund attributable to its Class B shares and Class C shares to shareholders of High Income Fund's Class C shares in amounts equal to the value of the net assets of High Income Fund attributable to its Class C shares. Class I shareholders of your fund would receive Class A shares of High Yield Fund in the reorganization, as High Yield Fund does not currently offer Class I shares.

o These shares will be distributed to each shareholder of High Income Fund in proportion to their holdings of the respective class of shares on the reorganization date.

o The Acquired Fund will be terminated and fund shareholders will become shareholders of the Acquiring Fund.

o The reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund.

Rationale for the Reorganization

The reorganization is intended to consolidate your fund with a similar income fund managed by John Hancock Advisers. Like your fund, High Yield Fund invests primarily in lower-rated debt securities. However, High Yield Fund has a more aggressive investment approach with respect to credit quality than your fund and invests at least 80% of its assets in debt securities rated below investment-grade. Since your fund's inception in 2001, this investment approach has proven to be more successful than your fund's investment approach. As a result, High Yield Fund has been able to attract a significantly more assets than your fund. High Yield Fund also has a longer-term track record that is superior to your fund's shorter performance record. Past performance is not indicative of future results.

Reflecting its larger asset size, the expenses of the Class A, Class B and Class C shares of High Yield Fund after the reorganization are expected to be lower than the operating expenses, both before and after expense reductions, of the corresponding class of High Income Fund. The expenses attributable to Class A shares of High Yield Fund are lower than the operating expenses, before expense reductions, of the Class I shares of your fund but are higher than the expenses of Class I shares of your fund after giving effect to expense reductions. However, your fund's expense reduction is voluntary and may be discontinued at any time. High Yield Fund's current management fee is significantly lower than your fund's management fee. As discussed further below, Class I shareholders of your fund should understand that they would be receiving shares subject to a Rule 12b-1 distribution and service fee. Class I shares of your fund are not subject to a Rule 12b-1 fee.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------------------------------------
Where to Get More Information
-------------------------------------------------------------------------------------------------------------
The prospectus of High Yield Fund dated
September 15, 2005.
----------------------------------------
                                                  In the same envelope as this proxy statement and
                                                  prospectus. These documents are incorporated by reference
                                                  into (and therefore legally part of) this proxy statement
                                                  and prospectus.
The annual report to shareholders of High Yield
Fund dated May 31, 2005.
-------------------------------------------------------------------------------------------------------------

The prospectuses of High Income Fund dated
September 15, 2005, as supplemented.

The annual report to shareholders of High
Income Fund dated May 31, 2005.                   On file with the Securities and Exchange Commission
                                                  ("SEC") or available at no charge by calling our
A Statement of Additional Information dated       toll-free number: 1-800-225-5291. Incorporated by
October 25, 2005 which relates to this proxy      reference into (and therefore legally part of) this proxy
statement/prospectus and the reorganization,      statement and prospectus.
and contains additional information about the
Acquired Fund and the Acquiring Fund.

-------------------------------------------------------------------------------------------------------------
To ask questions about this proxy statement and   Call our toll-free telephone number: 1-800-225-5291
prospectus.
-------------------------------------------------------------------------------------------------------------

The date of this proxy statement and prospectus is October 25, 2005.

TABLE OF CONTENTS
                                                                        Page
INTRODUCTION                                                           [    ]
PROPOSAL 1 --HIGH INCOME FUND                                          [    ]
  Summary                                                              [    ]
  Comparison of Investment Risks                                       [    ]
  Comparison of Fund Performance                                       [    ]
  Proposal to Approve the Agreement and Plan of Reorganization         [    ]
PAST PERFORMANCE OF EACH FUND                                          [    ]
FURTHER INFORMATION ON THE REORGANIZATION                              [    ]
CAPITALIZATION                                                         [    ]
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES                     [    ]
BOARDS' EVALUATION AND RECOMMENDATION                                  [    ]
VOTING RIGHTS AND REQUIRED VOTE                                        [    ]
INFORMATION CONCERNING THE MEETING                                     [    ]
OWNERSHIP OF SHARES OF THE FUNDS                                       [    ]
EXPERTS                                                                [    ]
AVAILABLE INFORMATION                                                  [    ]
EXHIBIT A -- Form of Agreement and Plan of Reorganization               A-1

INTRODUCTION

This proxy statement and prospectus is being used by your fund's board of trustees to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts on Wednesday, December 14, 2005, at 9:00 A.M., Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into High Yield Fund (the "Reorganization"). This proxy statement and prospectus is being mailed to your fund's shareholders on or about October 25, 2005.

The proxy statement and prospectus includes information that is specific to this proposal, including a comparison summary. You should read the entire proxy statement carefully, including Exhibit A and the enclosed prospectus and annual report of High Yield Fund, because they contain details that are not in the summary.

Who is Eligible to Vote?

Shareholders of record on October 10, 2005, are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1
Approval of Agreement and Plan of Reorganization Between
High Income Fund and High Yield Fund

A proposal to approve an Agreement and Plan of Reorganization between High Income Fund and High Yield Fund. Under this Agreement, High Income Fund would transfer all of its assets to High Yield Fund in exchange for Class A, Class B and Class C shares of High Yield Fund. These shares would be distributed proportionately to the shareholders of High Income Fund. High Yield Fund would also assume High Income Fund's liabilities. High Income Fund's board of trustees recommends that shareholders vote FOR this proposal.

SUMMARY

Comparison of High Income Fund to High Yield Fund

============================================================================================================
COMPARISON OF FUNDS AND INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
============================================================================================================
                         High Income Fund                          High Yield Fund
======================= ========================================== =========================================
Business                The fund is a diversified series of John   The fund is a diversified series of
                        Hancock Strategic Series, an open-end      John Hancock Bond Trust, an open-end
                        investment management company organized    investment management company organized
                        as a Massachusetts business trust.         as a Massachusetts business trust.
======================= ========================================== =========================================
Net assets as of        $25 million                                $855 million
July 31, 2005
======================= ========================================== =========================================
Investment adviser      Investment Adviser:                        Investment Adviser:
and                     John Hancock Advisers, LLC                 John Hancock Advisers, LLC
portfolio managers
                        Portfolio Managers:                        Portfolio Manager:
                        Frederick L. Cavanaugh, Jr.                Arthur N. Calavritinos, CFA
                        -Senior vice president                     -Vice president
                        -Managed fund since it began in 2001       -Joined fund team in 1995
                        -Joined Adviser in 1986                    -Joined Adviser in 1988
                        -Began business career in 1975             -Began business career in 1986

                        Daniel S. Janis, III
                        -Vice president
                        -Managed fund since it began in 2001
                        -Joined Adviser in 1999
                        -Began business career in 1984

                        John F. Iles
                        -Vice president
                        -Joined fund team in 2005
                        -Joined Adviser in 1999
                        -Began business career in 1984

                        Managers share investment strategy and
                        decisions
======================= ========================================== =========================================

============================================================================================================
COMPARISON OF FUNDS AND INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
============================================================================================================
                         High Income Fund                          High Yield Fund
======================= ========================================== =========================================
Investment objective    The fund seeks high current income.        The fund seeks high current income.
                                                                   Capital appreciation is a secondary
                                                                   goal.
                        ------------------------------------------------------------------------------------
                        This objective is non-fundamental and can be changed without shareholder approval.

======================= ========================================== =========================================
Primary investments     The fund normally invests at least 80%     The fund normally invests at least 80%
                        of its assets in U.S. and foreign bonds    of its assets in U.S. and foreign
                        and other debt securities rated BBB/Baa    fixed-income securities rated BB/Ba or
                        or lower and their unrated equivalents.    lower and their unrated equivalents.
                        The fund may invest up to 30% of assets    These may include, but are not limited
                        in high yield bonds rated CC/Ca and        to, domestic and foreign corporate
                        their unrated equivalents.                 bonds, debentures and notes,
                                                                   convertible securities, preferred
                                                                   stocks, and domestic and foreign
                                                                   government obligations.  No more than
                                                                   10% of the fund's total assets may be
                                                                   invested in securities that are rated
                                                                   in default by S&P or by Moody's.

======================= ========================================== =========================================
Investment strategies   In managing the fund's portfolio, the      In managing the fund's portfolio, the
                        managers concentrate on industry           manager concentrates on industry
                        allocation and debt security selection.    allocation and securities selection:
                                                                   deciding which types of industries to
                                                                   emphasize at a given time, and then
                                                                   which individual securities to buy.
                                                                   The manager uses top-down analysis to
                                                                   determine which industries may benefit
                                                                   from current and future changes in the
                                                                   economy.
======================= ========================================== =========================================
                        In choosing individual debt securities,    In choosing individual securities, the
                        the managers use bottom-up research to     manager uses bottom-up research to find
                        find securities that appear                securities that appear comparatively
                        comparatively undervalued. The             undervalued. The manager looks at the
                        managers look at the financial condition   financial condition of the issuers as
                        of the issuers as well as the              well as the collateralization and other
                        collateralization and other features of    features of the securities themselves.
                        the securities themselves.  The managers   The fund typically invests in a broad
                        look at bonds of many different issuers,   range of industries.
                        including foreign government and
                        corporate debt securities from developed
                        and emerging markets.
======================= ========================================== =========================================
Junk bonds              The fund may invest without limit in       The fund may invest without limit in
                        securities rated below investment-grade    securities rated below investment-grade
                        ("junk bonds"). The fund may invest up to  ("junk bonds"). No more than 10% of the
                        30% of assets in high yield bonds rated    fund's total assets may be invested in
                        CC/Ca and their unrated equivalents.       securities that are rated in default
                                                                   by S&P or by Moody's.
======================= ========================================== =========================================
Average maturity        There is no limit on each fund's average maturity.
======================= ========================================== =========================================
Preferred stocks        The fund may invest up to 5% of assets     The fund can invest in preferred stocks
                        in preferred stocks.                       without any stated percentage limit.
======================= ========================================== =========================================

============================================================================================================
COMPARISON OF FUNDS AND INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
============================================================================================================
                         High Income Fund                          High Yield Fund
======================= ========================================== =========================================
Common stocks           The fund may invest up to 5% of net        The fund may invest up to 20% of its
                        assets in common stocks of U.S. and        assets in U.S. and foreign common
                        foreign companies of any size.             stocks of companies of any size.
======================= ========================================== =========================================
Foreign securities      The fund may invest in foreign             The fund may invest in dollar-and
                        securities from both developed and         non-dollar-denominated foreign
                        emerging markets including up to 15% of    securities from both developed and
                        assets in non-U.S. dollar-denominated      emerging markets without any stated
                        securities.                                percentage limit.
======================= ========================================== =========================================
Active trading          Each fund may trade securities actively.
======================= ========================================== =========================================
Derivatives             Each fund may make use of certain derivatives (investments whose value is based on indices, securities or currencies).
======================= ========================================== =========================================
Restricted securities   Each fund may invest in certain higher-risk securities that are not publicly offered or traded, called restricted securities.
======================= ========================================== =========================================
Temporary defensive     In abnormal circumstances, each fund may temporarily invest more than 20% of its
positions               assets in investment-grade short-term securities, cash and cash equivalents.
======================= ========================================== =========================================

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and High Yield Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of High Yield Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

The funds have substantially similar investment objectives, although High Yield Fund seeks capital appreciation as a secondary goal. If the Reorganization between your fund and High Yield Fund takes place, you will continue to hold shares of a diversified fund that invests in lower-rated debt securities. However, High Yield Fund has a more aggressive approach than your fund with respect to credit quality, which may result in greater volatility. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds. Either fund could lose money if any bonds it owns are downgraded in credit rating or go into default. Although both funds invest primarily in lower-rated debt securities, your fund is permitted to invest in higher rated securities than High Yield Fund. High Yield Fund normally invests at least 80% of assets in securities rated below investment grade (BB/Ba or lower). On the other hand, your fund normally invests at least 80% of its assets in debt securities rated BBB/Baa or below, which includes securities rated investment grade. In addition, High Yield Fund may invest in dollar-and non-dollar-denominated foreign securities without any stated percentage limit. Your fund may invest in foreign securities, but may only invest up to 15% of assets in securities that are non-dollar denominated. You should also note that High Yield Fund may invest without limitation in preferred stocks and up to 20% of assets in common stocks of companies of any size. Your fund, on the other hand, may only invest 5% of net assets in preferred stocks and 5% of assets in common stocks. See "Comparison of Investment Risks" below.

============================================================================================================
COMPARISON OF CLASSES OF SHARES
============================================================================================================
Class A sales charges     The Class A shares of both funds have similar characteristics and fee structure.
and 12b-1 fees            o Class A shares are offered with front-end sales charges ranging from 2.00% to
                          4.50% of the fund's offering price, depending on the amount invested.
                          o Class A shares are subject to a 12b-1 distribution fee equal to 0.25% annually of average net assets for High Yield Fund and 0.30% annually of average net assets for High Income Fund.
                          o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (CDSC) ranging from 0.25% to 1.00% on shares sold within one year of purchase.
                          o Investors can combine multiple purchases of Class A shares to take advantage of breakpoints in the sales charge schedule.
                          o Sales charges are waived for the categories of investors listed in the funds'
                          prospectuses.
========================= ===================================================================================
Class B sales charges     The Class B shares of both funds have the same characteristics and fee structure.
and 12b-1 fees            o Class B shares are offered without a front-end sales charge, but are subject to a CDSC if sold within six years after purchase. The CDSC ranges from 1.00% to
                          5.00% depending on how long the shares are held. No CDSC is imposed on shares held for more than six years.
                          o Class B shares are subject to 12b-1 distribution and service fees equal to
                          1.00% annually of average net assets.
                          o CDSCs are waived for the categories of investors listed in the funds'
                          prospectus.
                          o Class B shares automatically convert to Class A shares after eight years.
========================= ===================================================================================
Class C sales charges     The Class C shares of both funds have the same characteristics and fee structure.
and 12b-1 fees            o Class C shares are offered without a front-end sales charge, but are subject to a CDSC of 1.00% on shares sold within one year of purchase.
                          o Class C shares are subject to 12b-1 distribution and service fees equal to
                          1.00% annually of average net assets.
                          o No automatic conversion to Class A shares, so annual expenses continue at the
                          Class C level throughout the life of the investment.
========================= ===================================================================================
Class I sales             Class I shares of High Income Fund have no sales charges or 12b-1 fees.  As noted
charges and 12b-1 fees    above, Class A shares of High Yield Fund have a front-end sales charge ranging
(High Income Fund only)   from 2.00% to 4.50% and a Rule 12b-1 distribution and service fee of 0.25%.
                          However, the Class A shares of High Yield Fund received by Class I shareholders of High Income Fund will not be subject to any front-end sales charge.  More over, Class I shareholders of High Income fund who receive Class A shares of High
                          Yield Fund may purchase additional Class A shares of High Yield Fund through the account established in the reorganization in the future without paying any sales charge.
========================= ===================================================================================
12b-1 fees                o These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
========================= ===================================================================================

============================================================================================================
COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES
============================================================================================================
Buying shares             Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services,
                          Inc. After October 10, 2005, investors will not be allowed to open new accounts in High Income Fund but can add to existing accounts.
========================= ===================================================================================
Minimum initial           Class A, Class B and Class C Shares: $1,000 for non-retirement accounts, $500 for
investment                retirement accounts and $250 per account opened for group investments.
                          Investments also may be made on a Monthly Automatic Accumulation Plan, which requires $25 to open an account followed by a monthly minimum investment of $25 thereafter.

                          Class I shares:  $10,000. No minimum initial investment for retirement plans with at least 350 eligible employees.
========================= ===================================================================================
Exchanging shares         Shareholders may exchange their shares at net asset value (NAV) with no sales charge for shares of the same class of any other John Hancock fund.
========================= ===================================================================================
Selling shares            Shareholders may sell their shares by submitting a proper written or telephone request to John Hancock Signature Services, Inc.
========================= ===================================================================================
Net asset value           All purchases, exchanges and sales are made at a price based on the next determined NAV per share of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00
                          P.M. Eastern Time.
========================= ===================================================================================


Summary of Expense Comparison

As indicated in the tables below, the pro forma expenses of High Yield Fund after the Reorganization are lower than your fund's expenses, both before and after your fund's expense reimbursement, for Classes A, B and C. The pro forma expenses of Class A shares of High Yield Fund are lower than your fund's Class I shares before fee reductions; however, after giving effect to expense reductions, the pro forma expenses of Class A shares of High Yield Fund are higher than the net expenses attributable to Class I shares of your fund. Your fund's current expense limitation arrangement with John Hancock Advisers, LLC
(JHA) is voluntary and may be terminated at any time. There can be no assurance that the expense limitation will be continued in the event that your fund's shareholders do not approve the Reorganization. High Yield Fund does not currently have, and does not intend to have, an expense limitation arrangement with JHA because it has achieved sufficient size to bear all of its own expenses. High Yield Fund's current and pro forma management fee rate is lower than your fund's management fee rate at all asset levels. High Yield Fund's Class A 12b-1 fee is lower than your fund's Class A 12b-1 fee, and both funds have the same 12b-1 fee rate for Class B and Class C. For the most recent fiscal year ended May 31, 2005, High Yield Fund's total and other expenses were also lower than your fund's expenses, both before and after fee reductions, for the corresponding classes of shares.

Class I shareholders of High Income Fund will receive Class A shares of High Yield Fund pursuant to the Reorganization. Class I shareholders should understand that if they vote in favor of the Reorganization, you are approving a Reorganization into a class of shares subject to Rule 12b-1 fees. However, the effect of the Rule 12b-1 fee paid by Class A shares of High Yield Fund is partially offset by the lower management fee paid by High Yield Fund. In addition, your fund's Class I shares have higher historical operating expenses than High Yield Fund's Class A shares before taking into account the Adviser's agreement to limit your fund's expenses, which can be discontinued at any time.

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The following expense tables show the expenses for each fund for the twelve-month period ended May 31, 2005. Future expenses for all share classes may be greater or less. The tables also show the hypothetical ("pro forma") expenses of High Yield Fund assuming the Reorganization with High Income Fund occurred on June 1, 2004.

----------------------------------------------------------------------------------------------------------
                                                                                       High Yield
                                                                                       Fund
                                                                                       (Pro Forma
                                                                                       for the 12 months
                                                                                       ended May 31, 2005)
                                                                                       (Assuming
                                                                                       Reorganization
                                                             High Income   High Yield  with High Income
                                                             Fund          Fund        Fund)
----------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                             Class A       Class A     Class A
----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a %     4.50%         4.50%       4.50%
of purchase price)
----------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on reinvested dividends         none          none        none
----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or   none          none        none
sale price, whichever is less (1)
----------------------------------------------------------------------------------------------------------
Redemption fee (2)                                           none          none        none
----------------------------------------------------------------------------------------------------------
Exchange fee                                                 none          none        none
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Annual fund operating expenses                               Class A       Class A     Class A
(as a % of average net assets)
----------------------------------------------------------------------------------------------------------
Management fee                                               0.65%         0.51%       0.51%
----------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                         0.30%         0.25%       0.25%
----------------------------------------------------------------------------------------------------------
Other expenses                                               0.73%         0.24%       0.24%
----------------------------------------------------------------------------------------------------------
Total fund operating expenses                                1.68%         1.00%       1.00%
----------------------------------------------------------------------------------------------------------
Expense reimbursement                                        0.37%(3)      N/A         N/A
----------------------------------------------------------------------------------------------------------
Net fund operating expenses                                  1.31%         1.00%       1.00%
----------------------------------------------------------------------------------------------------------

_________________
(1) Except for investments of $1 million or more.
(2) Does not include wire redemption fee (currently $4.00).
(3) The adviser has voluntarily agreed to limit High Income Fund's Class A operating expenses (excluding 12b-1 and transfer agent fees) to 0.90% of the fund's Class A average daily net assets. The transfer agent has voluntarily agreed to limit Class A transfer agent fees to 0.11% of the fund's Class A average daily net assets. These limitations may be terminated at any time.

----------------------------------------------------------------------------------------------------------
                                                                                       High Yield
                                                                                       Fund
                                                                                       (Pro Forma
                                                                                       for the 12
                                                                                       months
                                                                                       ended May 31,
                                                                                       2005)
                                                                                       (Assuming
                                                                           High        Reorganization
                                                             High Income   Yield       with High
                                                             Fund          Fund        Income Fund)
----------------------------------------------------------------------------------------------------------
Shareholder transaction expenses                             Class B       Class B     Class B
----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a       none          none        none
% of purchase price)
----------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on reinvested dividends         none          none        none
----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase      5.00%         5.00%       5.00%
or sale price, whichever is less
----------------------------------------------------------------------------------------------------------
Redemption fee (1)                                           none          none        none
----------------------------------------------------------------------------------------------------------
Exchange fee                                                 none          none        none
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Annual fund operating expenses                               Class B       Class B     Class B
(as a % of average net assets)
----------------------------------------------------------------------------------------------------------
Management fee                                               0.65%         0.51%       0.51%
----------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                         1.00%         1.00%       1.00%
----------------------------------------------------------------------------------------------------------
Other expenses                                               0.73%         0.24%       0.24%
----------------------------------------------------------------------------------------------------------
Total fund operating expenses                                2.38%         1.74%       1.74%
----------------------------------------------------------------------------------------------------------
Expense reduction                                            0.37(2)       N/A         N/A
----------------------------------------------------------------------------------------------------------
Net fund operating expenses                                  2.01%         1.75%       1.75%
----------------------------------------------------------------------------------------------------------

_________________
(1) Does not include wire redemption fee (currently $4.00).
(2) The adviser has voluntarily agreed to limit High Income Fund's Class B operating expenses (excluding 12b-1 and transfer agent fees) to 0.90% of the fund's Class B average daily net assets. The transfer agent has voluntarily agreed to limit Class B transfer agent fees to 0.11% of the fund's Class B average daily net assets. These limitations may be terminated at any time.

---------------------------------------------------------  --------------  ----------- -----------------
                                                                                       High Yield
                                                                                       Fund
                                                                                       (Pro Forma
                                                                                       for the 12
                                                                                       months
                                                                                       ended May 31,
                                                                                       2005) (Assuming
                                                                                       Reorganization
                                                           High Income     High Yield  with High
                                                           Fund            Fund        Income Fund)
---------------------------------------------------------  --------------  ----------- -----------------
Shareholder transaction expenses                           Class C         Class C     Class C
---------------------------------------------------------  --------------  ----------- -----------------
Maximum sales charge (load) imposed on purchases (as a     none            none        none
% of purchase price)
---------------------------------------------------------  --------------  ----------- -----------------
Maximum sales charge imposed on reinvested dividends       none            none        none
---------------------------------------------------------  --------------  ----------- -----------------
Maximum deferred sales charge (load) as a % of purchase    1.00%           1.00%       1.00%
or sale price, whichever is less
---------------------------------------------------------  --------------  ----------- -----------------
Redemption fee (1)                                         none            none        none
---------------------------------------------------------  --------------  ----------- -----------------
Exchange fee                                               none            none        none
---------------------------------------------------------  --------------  ----------- -----------------

---------------------------------------------------------  --------------  ----------- -----------------
Annual fund operating expenses                             Class C         Class C     Class C
(as a % of average net assets)
---------------------------------------------------------  --------------  ----------- -----------------
Management fee                                             0.65%           0.51%       0.51%
---------------------------------------------------------  --------------  ----------- -----------------
Distribution and service (12b-1) fee                       1.00%           1.00%       1.00%
---------------------------------------------------------  --------------  ----------- -----------------
Other expenses                                             0.73%           0.24%       0.24%
---------------------------------------------------------  --------------  ----------- -----------------
Total fund operating expenses                              2.38%           1.75%       1.75%
---------------------------------------------------------  --------------  ----------- -----------------
Expense reduction                                          0.37%(2)        N/A         N/A
---------------------------------------------------------  --------------  ----------- -----------------
Net fund operating expenses                                2.01%           1.75%       1.75%
---------------------------------------------------------  --------------  ----------- -----------------

_________________
(1) Does not include wire redemption fee (currently $4.00).
(2) The adviser has voluntarily agreed to limit High Income Fund's Class C operating expenses (excluding 12b-1 and transfer agent fees) to 0.90% of the fund's Class C average daily net assets. The transfer agent has voluntarily agreed to limit Class C transfer agent fees to 0.11% of the fund's Class C average daily net assets. These limitations may be terminated at any time.

---------------------------------------------------------  --------------  ----------- -----------------
                                                                                       High Yield
                                                                                       Fund
                                                                                       (Pro Forma
                                                                                       for the 12
                                                                                       months
                                                                                       ended May 31,
                                                                                       2005) (Assuming
                                                                                       Reorganization
                                                           High Income     High Yield  with High
                                                           Fund            Fund        Income Fund)
---------------------------------------------------------  --------------  ----------- -----------------
Shareholder transaction expenses                           Class I         Class A     Class A
---------------------------------------------------------  --------------  ----------- -----------------
Maximum sales charge (load) imposed on purchases (as a     none            4.50%       4.50% (1)
% of purchase price)
---------------------------------------------------------  --------------  ----------- -----------------
Maximum sales charge imposed on reinvested dividends       none            none        none
---------------------------------------------------------  --------------  ----------- -----------------
Maximum deferred sales charge (load) as a % of purchase    none            none        none
or sale price, whichever is less (2)
---------------------------------------------------------  --------------  ----------- -----------------
Redemption fee (3)                                         none            none        none
---------------------------------------------------------  --------------  ----------- -----------------
Exchange fee                                               none            none        none
---------------------------------------------------------  --------------  ----------- -----------------

---------------------------------------------------------  --------------  ----------- -----------------
Annual fund operating expenses                             Class I         Class A     Class A
(as a % of average net assets)
---------------------------------------------------------  --------------  ----------- -----------------
Management fee                                             0.65%           0.51%       0.51%
---------------------------------------------------------  --------------  ----------- -----------------
Distribution and service (12b-1) fee                       none            0.25%       0.25%
---------------------------------------------------------  --------------  ----------- -----------------
Other expenses                                             0.64%           0.24%       0.24%
---------------------------------------------------------  --------------  ----------- -----------------
Total fund operating expenses                              1.29%           1.00%       1.00%
---------------------------------------------------------  --------------  ----------- -----------------
Expense reduction                                          0.34%(4)        N/A         N/A
---------------------------------------------------------  --------------  ----------- -----------------
Net fund operating expenses                                0.95%           1.00%       1.00%
---------------------------------------------------------  --------------  ----------- -----------------

_________________
(1) Class I shareholders of High Income Fund who receive Class A shares of High Yield Fund pursuant to the Reorganization may purchase additional Class A shares of High Yield fund through the account established in the reorganization in the future without paying any sales charge.
(2) Except for investments of $1 million or more.
(3) Does not include wire redemption fee (currently $4.00).
(4) The adviser has voluntarily agreed to limit High Income Fund's Class I operating expenses (excluding transfer agent fees) to 0.90% of the fund's Class I average daily net assets. This limitation may be terminated at any time.

Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and High Yield Fund, based on fees and expenses incurred during the twelve-month period ended May 31, 2005. High Income Fund's expenses do not take into consideration the expense limitation which can be terminated at any time. Pro forma expenses are included assuming a Reorganization with your fund and High Yield Fund. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of High Yield Fund's actual expenses or returns, either past or future.

============== ================================= =============================== ===========================
                                                                                 High Yield Fund
                                                                                 (Pro Forma)
                                                                                 (Assuming Reorganization
Class A        High Income Fund                  High Yield Fund                 with High Income Fund)
============== ================================= =============================== ===========================
Year 1         $  613                            $  547                          $  547
============== ================================= =============================== ===========================
Year 3         $  956                            $  754                          $  754
============== ================================= =============================== ===========================
Year 5         $1,321                            $  978                          $  978
============== ================================= =============================== ===========================
Year 10        $2,348                            $1,620                          $1,620
============== ================================= =============================== ===========================
Class B -- assuming redemption at end of period
============== ================================= =============================== ===========================
Year 1         $  741                            $  678                          $  678
============== ================================= =============================== ===========================
Year 3         $1,042                            $  851                          $  851
============== ================================= =============================== ===========================
Year 5         $1,470                            $1,149                          $1,149
============== ================================= =============================== ===========================
Year 10        $2,542                            $1,864                          $1,864
============== ================================= =============================== ===========================
Class B -- assuming no redemption
============== ================================= =============================== ===========================
Year 1         $  241                            $  178                          $  178
============== ================================= =============================== ===========================
Year 3         $  742                            $  551                          $  551
============== ================================= =============================== ===========================
Year 5         $1,270                            $  949                          $  949
============== ================================= =============================== ===========================
Year 10        $2,542                            $1,864                          $1,864
============== ================================= =============================== ===========================
Class C -- assuming redemption at end of period
============== ================================= =============================== ===========================
Year 1         $  341                            $  278                          $  278
============== ================================= =============================== ===========================
Year 3         $  742                            $  551                          $  551
============== ================================= =============================== ===========================
Year 5         $1,270                            $  949                          $  949
============== ================================= =============================== ===========================
Year 10        $2,716                            $2,062                          $2,062
============== ================================= =============================== ===========================

============== ================================= =============================== ===========================
                                                                                 High Yield Fund
                                                                                 (Pro Forma)
                                                                                 (Assuming Reorganization
               High Income Fund                  High Yield Fund                 with High Income Fund)
============== ================================= =============================== ===========================
Class C -- assuming no redemption
============== ================================= =============================== ===========================
Year 1         $  241                            $  178                          $   178
============== ================================= =============================== ===========================
Year 3         $  742                            $  551                          $   551
============== ================================= =============================== ===========================
Year 5         $1,270                            $  949                          $   949
============== ================================= =============================== ===========================
Year 10        $2,716                            $2,062                          $ 2,062
============== ================================= =============================== ===========================

------------------------------------------------------------------------------------------------------------
Class I Shareholders of High Income Fund
------------------------------------------------------------------------------------------------------------
                                                                                 High Yield Fund
                                                                                 Class A
                                                                                 (Pro Forma)
                                                                                 (Assuming Reorganization
               High Income Fund-Class I          High Yield Fund-Class A         with High Income Fund)
------------------------------------------------------------------------------------------------------------
Year 1         $  131                            $  547                          $  102
------------------------------------------------------------------------------------------------------------
Year 3         $  409                            $  754                          $  318
------------------------------------------------------------------------------------------------------------
Year 5         $  708                            $  978                          $  552
------------------------------------------------------------------------------------------------------------
Year 10        $1,556                            $1,620                          $1,225
------------------------------------------------------------------------------------------------------------

Advisory Fees

Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

------------------------------------------------------------------------------
High Income Fund
------------------------------------------------------------------------------
Fund Asset Breakpoints                                             Fee Rate
------------------------------------------------------------------------------
First $1,000,000,000                                               0.65%
------------------------------------------------------------------------------
Next $3,000,000,000                                                0.60%
------------------------------------------------------------------------------
Amount over $4,000,000,000                                         0.55%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
High Yield Fund
------------------------------------------------------------------------------
Fund Asset Breakpoints                                             Fee Rate
------------------------------------------------------------------------------
First $75,000,000                                                  0.625%
------------------------------------------------------------------------------
Next $75,000,000                                                   0.5625%
------------------------------------------------------------------------------
From $150,000,000 to $2,500,000,000                                0.50%
------------------------------------------------------------------------------
From $2,500,000,000 to $5,000,000,000                              0.475%
------------------------------------------------------------------------------
Over $5,000,000,000                                                0.45%
------------------------------------------------------------------------------

Investment Adviser

John Hancock Advisers, LLC ("JHA" or the "Adviser") is the investment adviser to each fund. JHA, located at 601 Congress Street, Boston, Massachusetts 02210-2805, was organized in 1968 and had approximately $34 billion in assets under management as of June 30, 2005 in its capacity as investment adviser to the funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts.

JHA is an indirect, wholly owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") a financial services company with national headquarters at John Hancock Place, Boston, Massachusetts. JHFS is wholly owned by Manulife Financial Corporation ("Manulife"), a Canadian financial services company.

The board of trustees of each fund is responsible for overseeing the performance of each fund's investment adviser and determining whether to approve and renew each fund's investment management contract.

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------
                    High Income Fund                             High Yield Fund
-----------------------------------------------------------------------------------------------------------
Interest rate risk  When interest rates rise, bond prices usually fall.  Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.
-----------------------------------------------------------------------------------------------------------
Prepayment (call)   If interest rate movements cause the fund's mortgage-related and callable securities to
and extension       be paid off earlier or later than expected, the fund's share price or yield could be
risks               hurt.
-----------------------------------------------------------------------------------------------------------
Credit risk         Credit risk depends largely on the perceived financial health of bond issuers.  The fund could lose money if the credit rating of any bond in its portfolio is downgraded or if the issuer of the bond defaults on its obligations.  In general, lower-rated bonds involve more credit risk.
-----------------------------------------------------------------------------------------------------------
Other junk bond     Junk bond prices can fall on bad news about the economy, an industry or a company.
risks
-----------------------------------------------------------------------------------------------------------
Volatility risk     The fund's share price, yield and total return may fluctuate more than with less aggressive bond funds.
-----------------------------------------------------------------------------------------------------------
Management risk     Either fund's management strategy may fail to produce the intended results. Each fund could underperform its peers or lose money, if the investment strategy does not perform as expected.
-----------------------------------------------------------------------------------------------------------
Foreign             Foreign investments, even if U.S. dollar-denominated or traded, may be more risky than
securities risk     domestic investments. Investments in foreign securities may be affected by potentially unfavorable currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse. These risks and more severe in emerging markets.
-----------------------------------------------------------------------------------------------------------
Liquidity and       In a down or unstable market the fund's investments could become harder to value
valuation risks     accurately or to sell at a fair price.
-----------------------------------------------------------------------------------------------------------
Stock market risk   Stock investments may go down in value due to stock market movements or negative company or industry events.
-----------------------------------------------------------------------------------------------------------
Derivatives risk    Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------
Active trading      Active trading could increase the fund's transaction costs (thus lowering performance)
                    and increase your taxable distributions.
-----------------------------------------------------------------------------------------------------------

COMPARISON OF FUND PERFORMANCE

Past performance records of each fund through July 31, 2005, including (1) calendar year total returns (without sales charges) and (2) average annual total returns (including imposition of sales charges) are set forth under "Past Performance of Each Fund" on page __ of this proxy statement and prospectus.

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on the Reorganization." The Agreement provides for a Reorganization on the following terms:

o The Reorganization is scheduled to occur at 5:00 P.M., Eastern Time, on [ , 2005], but may occur on any later date before [ , 2006.] High Income Fund will transfer all of its assets to High Yield Fund and High Yield Fund will assume all of High Income Fund's liabilities. This will result in the addition of High Income Fund's assets to High Yield Fund's portfolio. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the closing date of the Reorganization.

o High Yield Fund will issue to High Income Fund Class A shares in an amount equal to the net assets attributable to High Income Fund Fund's Class A shares. As part of the liquidation of High Income Fund, these shares will immediately be distributed to Class A shareholders of record of High Income Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class A shareholders of High Income Fund will end up as Class A shareholders of High Yield Fund.

o High Yield Fund will issue to High Income Fund Class B shares in an amount equal to the net assets attributable to High Income Fund's Class B shares. As part of the liquidation of High Income Fund, these shares will immediately be distributed to Class B shareholders of record of High Income Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class B shareholders of High Income Fund will end up as Class B shareholders of High Yield Fund.

o High Yield Fund will issue to High Income Fund Class C shares in an amount equal to the net assets attributable to High Income Fund's Class C shares. As part of the liquidation of High Income Fund, these shares will immediately be distributed to Class C shareholders of record of High Income Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class C shareholders of High Income Fund will end up as Class C shareholders of High Yield Fund.

o High Yield Fund will issue to High Income Fund Class A shares in an amount equal to the net assets attributable to High Income Fund's Class I shares. As part of the liquidation of High Income Fund, these shares will immediately be distributed to Class I shareholders of record of High Income Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class I shareholders of High Income Fund will end up as Class A shareholders of High Yield Fund.

o After the shares are issued, the existence of High Income Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees of your fund believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, although both your fund and High Yield Fund invest primarily in lower rated debt securities and pursue similar investment strategies, High Yield Fund's more aggressive investment strategy has proven to be more successful than your fund's investment approach since your fund's inception in 2001. As a result, High Yield Fund has been able to attract a significantly larger amount of investment than your fund.

Second, High Yield Fund has a longer-term track record that is superior to your fund's shorter performance record.

Third, the Reorganization should reduce the per-share expenses incurred by your fund's shareholders. The management fee of High Yield Fund is lower at all asset levels than the management fee of your fund. In addition, the historical total expenses of High Yield Fund for Class A, Class B and Class C shares are lower than your fund's historical expenses, even with the benefit of your fund's expense limitation by the Adviser. In addition, the historical total expenses of Class A shares of High Yield Fund, which Class I shareholders of your fund would receive in the reorganization, are significantly lower than your fund's historical Class I total operating expenses before taking into account the voluntary expense limitation, and are slightly higher than your fund's historical Class I total operating expenses after taking into account the expense limitation. Your fund's voluntary expense limitation may be discontinued at any time by the Adviser. If the Adviser were to discontinue limiting your fund, the expenses of your fund will be substantially higher than the expenses of High Yield Fund with respect to all Classes of your fund.

Fourth, the combined fund may be better positioned to attract assets than your fund. High Yield Fund's greater asset size may allow it, relative to your fund, to (i) obtain better net prices on securities trades, (ii) achieve greater diversification of portfolio holdings and (iii) reduce per-share expenses as fixed expenses are shared over a larger asset base.

Fifth, a combined fund offers economies of scale that may lead to further reductions in per-share expenses. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce High Yield Fund's expense ratio over time because of economies of scale, if the funds are combined.

The board of trustees of High Yield Fund considered that the Reorganization presents an excellent opportunity for High Yield Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to High Yield Fund and its shareholders.

The boards of both funds also considered that the Adviser will benefit from the Reorganization. After the Reorganization, the Adviser would be the sole investment adviser with respect to all of the assets of High Yield Fund, including all of the assets of High Income Fund acquired in the Reorganization. In addition, the Adviser would no longer be required to reimburse fund expenses of the Acquired Fund if the Reorganization were to occur and the Acquiring Fund is not subject to any expense reimbursement arrangements. However, the Adviser has agreed to extend your expense limitation until the closing date of the Reorganization in the event your fund's shareholders approve the Reorganization.

The boards of both funds also considered other benefits that the Adviser and the funds' distributor may receive from the Reorganization. For example, the Adviser might achieve cost savings from managing one larger fund compared to managing more than one fund following similar investment policies. The boards believe, however, that these savings will not amount to a significant economic benefit to the Adviser or distributor.

Unreimbursed Distribution and Shareholder Service Expenses

The boards of trustees of High Income Fund and High Yield Fund have determined that, if the Reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under High Income Fund's Rule 12b-1 Plans will be reimbursable expenses under High Yield Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under High Yield Fund's Rule 12b-1 Plans (0.25%, 1.00% and 1.00% of average daily net assets attributable to Class A shares, Class B shares and Class C shares, respectively) will not increase. Class I shares of your fund are not subject to a Rule 12b-1 plan.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of shares of High Income Fund and High Yield Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent.

Rule 12b-1 Payments and Unreimbursed Expenses

--------------------------------------------------------------------------------------------
                                   Aggregate
                                   Dollar Amount                               Unreimbursed
                                   of 12b-1 Fees        Unreimbursed           Expenses as %
                                   Paid (for the        Rule 12b-1             of Each Class'
                                   12 months ended      Expenditures           Average Net
Name of Fund                       May 31, 2005)        (as of May 31, 2005)   Assets
--------------------------------------------------------------------------------------------
High Income Fund                     $ 43,726 (A)       $     60,278           0.41%
--------------------------------------------------------------------------------------------
                                     $ 95,748 (B)       $     33,255           0.35%
--------------------------------------------------------------------------------------------
                                     $ 42,355 (C)       $     47,336           1.12%
--------------------------------------------------------------------------------------------
High Yield Fund                      $920,996 (A)       $    342,338           0.09%
--------------------------------------------------------------------------------------------
                                   $4,415,746 (B)       $ 16,969,480           3.81%
--------------------------------------------------------------------------------------------
                                   $1,403,108 (C)       $  2,455,816           1.75%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Pro Forma (High Yield Fund):         $964,722 (A)       $    402,616           0.11%
Assuming Reorganization
with High Income Fund
                                   $4,511,494 (B)       $ 17,002,735           3.74%
                                   $1,445,463 (C)       $  2,503,152           1.73%
--------------------------------------------------------------------------------------------

If the Reorganization had taken place on May 31, 2005, the pro forma combined unreimbursed expenses of High Yield Fund's Class A shares would have been higher than if no Reorganization had occurred. Nevertheless, High Yield Fund's assumption of High Income Fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under High Yield Fund's Rule 12b-1 Plans. These payments will continue to be 0.25%, 1.00% and 1.00% of average daily net assets attributable to Class A, Class B and Class C shares, respectively.

John Hancock Funds, LLC may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if High Yield Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

PAST PERFORMANCE OF EACH FUND

Set forth below is past performance information for each fund, which indicates some of the risks of investing in each fund.

The bar charts under "Calendar Year Total Returns" show how each fund's total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The tables under "Average Annual Total Returns" shows average annual total return for each fund over time, for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Class A performance is shown both before and after taxes for High Yield Fund and High Income Fund. In addition, because High Yield Fund does not currently have any outstanding Class I shares, the tables show performance of High Yield Fund's Class A shares not including any reduction for sales charges. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns

[The following table was represented as a bar chart in the printed material.]

        High Yield Fund       High Income Fund
1995         15.52%
1996         15.96%
1997         17.76%
1998        -11.20%
1999         10.91%
2000         -7.40%
2001          0.78%
2002          0.44%               1.58%
2003         39.91%              18.50%
2004          9.00%               6.31%


Year-To-Date and Quarterly Returns

High Income Fund's year-to-date return as of July 31, 2005 for Class A shares was 1.81%. During the period shown in the bar chart, the fund's highest quarterly return was 7.13% for the quarter ended December 31, 2001, and the lowest quarterly return was -2.80% for the quarter ended June 30, 2002.

High Yield Fund's year-to-date return as of July 31, 2005 for Class A shares was 1.61%. During the period shown in the bar chart, the fund's highest quarterly return was 14.14% for the quarter ended June 30, 2003, and the lowest quarterly return was -17.88% for the quarter ended September 30, 1998.

Average Annual Total Returns for Periods Ending July 31, 2005

                                                                                                         10 Years
                                                           1 Year         3 Years        5 Years         (or life of
                                                                                                         Class/Fund)*
High Income Fund
Class A - Before Taxes                                     2.51%          8.76%          n/a             6.40%
Class A - After Taxes on Distributions (1)                 0.38%          6.16%          n/a             3.61%
Class A - After Taxes on Distributions and
          Sale of Fund Shares (1)                          1.60%          5.93%          n/a             3.73%
Class B - Before Taxes                                     1.63%          8.84%          n/a             6.43%
Class C** - Before Taxes                                   5.63%          9.68%          n/a             6.79%

Class I-Before Taxes                                       7.76%          10.83%         n/a             7.86%

Merrill Lynch High Yield Master II Index(2)                10.84%         16.31%         n/a             7.65%

High Yield Fund
Class A - Before Taxes                                     6.93%          14.98%         7.00%           6.96%
Class A - After Taxes on Distribution(1)                   4.11%          11.39%         3.08%           2.75%
Class A - After Taxes on Distributions and
          Sale of Fund Shares(1)                           4.43%          10.67%         3.43%           3.21%
Class B - Before Taxes                                     6.26%          15.15%         6.91%           6.82%
Class C** - Before Taxes                                   10.24%         15.89%         7.17%           3.13%
Class A - Before taxes and without sales charges           12.07%         16.75%         7.97%           7.46%
Merrill Lynch High Yield Master II Index(2)                10.84%         16.31%         7.35%           7.11%

------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) Merrill Lynch High Yield Master II Index , an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.
* All classes of High Income Fund commenced operations on March 1, 2001. Class C shares of High Yield Fund commenced operations on May 1, 1998.
** The average annual total returns for Class C shares have been adjusted to reflect the elimination of the 1% front-end sales charge effective July 15, 2004.

FURTHER INFORMATION ON THE REORGANIZATION

Tax Status of the Reorganization

The Reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, with respect to the Reorganization, for federal income tax purposes:

o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

o The basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the basis of your shares of the Acquired Fund surrendered in exchange; and

o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement and Plan of Reorganization are described above. The following is a summary of certain additional terms of the Agreement and Plan of Reorganization. This summary and any other description of the terms of the Agreement and Plan of Reorganization contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety, that is proposed for the Reorganization.

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the closing date of the Reorganization, you must either surrender the certificates to your fund(s) or deliver to your fund(s) a lost certificate affidavit, in the form of and accompanied by the surety bonds that your fund(s) may require (collectively, an "Affidavit"). On the closing date of the Reorganization, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of High Yield Fund shares. Shareholders may not redeem or transfer High Yield Fund shares received in the Reorganization until they have surrendered their fund share certificates or delivered an Affidavit. High Yield Fund will not issue share certificates in the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 6).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 7).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's declaration of trust and by-laws. The fund's obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraph
8).

Termination of Agreement. The board of trustees of the Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, LLC will pay the reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs.

CAPITALIZATION

With respect to each Proposal, the following tables set forth the capitalization of each fund as of May 31, 2005, and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between May 31, 2005, and the Reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

--------------------------------------------------------------------------------
                                 High Income                          Pro
                                 Fund              High Yield Fund    Forma (1)
--------------------------------------------------------------------------------
Net Assets (millions)            $24.4               $862.8           $887.2
--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A                          $9.93               $5.05            $5.05
--------------------------------------------------------------------------------
Class B                          $9.93               $5.05            $5.05
--------------------------------------------------------------------------------
Class C                          $9.93               $5.05            $5.05
--------------------------------------------------------------------------------
Class I                          $9.93               N/A              N/A

Shares Outstanding
--------------------------------------------------------------------------------
Class A                          1,154,061           68,661,584       70,965,982
--------------------------------------------------------------------------------
Class B                            891,397           76,154,043       77,906,709
--------------------------------------------------------------------------------
Class C                            394,073           25,896,044       26,670,899
--------------------------------------------------------------------------------
Class I                             17,941           N/A              N/A
--------------------------------------------------------------------------------

(1) Assuming the Reorganization of High Income Fund into High Yield Fund occurs. If the Reorganization of your fund had taken place on May 31, 2005, approximately 1.966 High Yield Fund Class A, Class B, and Class C shares would have been issued for each share of High Income Fund Class A, Class B, and Class C shares, respectively. In addition, 1.966 High Yield Fund Class A shares would have been issued for each Class I share of High Income Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

--------------------------------------------------------------------------------
Type of Information       Headings in Each Prospectus
--------------------------------------------------------------------------------
Investment objective      Goal and Strategy / Main Risks
and policies
--------------------------------------------------------------------------------
Portfolio management      Portfolio Managers
--------------------------------------------------------------------------------
Expenses                  Your Expenses
--------------------------------------------------------------------------------
Custodian                 Business Structure
--------------------------------------------------------------------------------
Shares of beneficial      Your Account: Choosing a Share Class
interest
--------------------------------------------------------------------------------
Purchase of shares        Your Account: Choosing a Share Class, How SalesCharges
                          are Calculated, Sales Charge Reductions and Waivers,
                          Opening an Account, Buying Shares, Transaction
                          Policies, Additional Investor Services
--------------------------------------------------------------------------------
Redemption of sales of    Your Account: Selling Shares, How Sales Charges are
shares                    Calculated, Transaction Policies
--------------------------------------------------------------------------------
Dividends,                Dividends and Account Policies
distributions and taxes
--------------------------------------------------------------------------------

BOARD'S EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of High Income Fund, including the trustees who are not "interested persons" of High Income Fund in the Reorganization or the Adviser ("independent trustees"), approved the Reorganization. In particular, the trustees determined that the Reorganization is in the best interests of High Income Fund and that the interests of High Income Fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the board of trustees of High Yield Fund, including the independent trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of High Yield Fund and that the interests of High Yield Fund's shareholders would not be diluted as a result of the Reorganization.

                    The trustees of your fund recommend that
               shareholders of your fund vote FOR the proposal to
                approve the Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each Acquired Fund share is entitled to one vote. Approval of each proposal described above requires the affirmative vote of a majority of the shares of the Acquired Fund outstanding and entitled to vote on each respective proposal. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

---------------------------------------------------------------------------------------------------------
Shares                    Quorum                    Voting
---------------------------------------------------------------------------------------------------------
In General                All shares "present" in   Shares "present" in person will be voted in person at
                          person or by proxy are    the meeting. Shares present by proxy will be voted in
                          counted towards a         accordance with instructions.
                          quorum.
---------------------------------------------------------------------------------------------------------
Proxy with no Voting      Considered "present" at   Voted "for" a proposal.
Instruction (other than   meeting.
Broker Non-Vote)
---------------------------------------------------------------------------------------------------------
Broker Non-Vote           Considered "present" at   Not voted. Same effect as a vote "against" a proposal.
                          meeting.
---------------------------------------------------------------------------------------------------------
Vote to Abstain           Considered "present" at   Not voted. Same effect as a vote "against" a proposal.
                          meeting.
---------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to a proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $ . The Adviser will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

Revoking Proxies

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, or

o By returning a duly executed proxy with a later date before the time of the meeting, or

o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted. Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of October 10, 2005 (the "record date"), the number of shares of beneficial interest of the Acquired Fund outstanding were as follows:

-------------------------------------------------------------
FUND                                     SHARES OUTSTANDING
-------------------------------------------------------------
High Income Fund
-------------------------------------------------------------
  Class A                                _______
  Class B                                _______
  Class C                                _______
  Class I

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

The Acquired Fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the Adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

To vote via the Internet:

o Read the proxy statement and have your proxy card(s) at hand.

o Go to the Web site on the proxy card.

o Enter the "control number" found on your proxy card.

o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

o To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

Shareholders' Proposals

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 601 Congress Street, Boston, Massachusetts 02210 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of October 10, 2005, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

====================================== ====================== ==================
                                       High Income Fund
====================================== ====================== ==================
Names and Addresses of Owners of       Class A   Class B   Class C    Class I
More Than 5% of Shares
====================================== ========= ========= ========== ==========
John Hancock Advisers, LLC             ___%                ___%       ___%
601 Congress Street
Boston, Massachusetts 02210
====================================== ========= ========= ========== ==========
MLPF&S                                           ____%     ___%       ___%
For the Sole Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

====================================== ========= ========= ========== ==========
National City Bank                                                    ___%
Attn Trust Mutual Funds
P.O. Box 94984
Cleveland Ohio 44101
====================================== ========= ========= ========== ==========

----------------------------------------------------------------------
                                          High Yield Fund
----------------------------------------------------------------------
Names and Addresses of Owners of          Class A   Class B    Class C
More Than 5% of Shares
----------------------------------------------------------------------
MLPF&S                                    ___%      ___%       ___%
For the Sole Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484
----------------------------------------------------------------------
Citigroup Global Markets Inc              ___%      ___%       ___%
333 West 34th Street
New York, New York  10001-2402
----------------------------------------------------------------------

As of October 10, 2005, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS

The financial highlights and financial statements of (i) High Yield Fund, for the periods ended May 31, 2005, and (ii) High Income Fund, for the periods ended May 31, 2005, are incorporated by reference into this proxy statement and prospectus. The financial statements for High Income Fund's most recent fiscal year (but not for semi-annual periods) and financial highlights have been independently audited by the registered public accounting firm PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. The financial statements for High Yield Fund's most recent fiscal year (but not for semi-annual periods) and financial highlights have been independently audited by the registered public accounting firm Deloitte & Touche LLP, as stated in their reports appearing in the statement of additional information.These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., The Woolworth Building, 233 Broadway, New York, New York 10279, and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

Thank
You
for mailing
your proxy card
promptly!

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this [__] day of [________], 2005, by and between John Hancock Bond Trust, a Massachusetts business trust (the "Trust") on behalf of its series, John Hancock High Yield Fund (the "Acquiring Fund") and John Hancock Strategic Series, a Massachusetts business trust (the "Trust II"), on behalf of its series, John Hancock High Income Fund (the "Acquired Fund"), each with their principal place of business at 601 Congress Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares, Class B shares and Class C shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by (2) the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

     1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of Class A, Class B, Class C and Class J shares of beneficial interest of the Acquired Fund (which shall be of the corresponding class of the Acquiring Fund, except in the case of Class I shares, or to which the Acquiring Fund shares shall be Class A shares), as of the close of business on ______, 2005 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of each class of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") attributable to the applicable class, assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the Closing, as defined in Paragraph 3.1 hereof. All computations shall be provided by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

     1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     1.3 John Hancock Advisers, LLC, the investment adviser to the Acquiring Fund and the Acquired Fund, will bear the expenses allocable to each fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. Acquired Fund shareholders who own Class A shares of the Acquired Fund will receive Class A Acquiring Fund Shares. Acquired Fund shareholders who own Class B shares of the Acquired Fund will receive Class B Acquiring Fund Shares. Acquired Fund shareholders who own Class C shares of the Acquired Fund will receive Class C Acquiring Fund Shares. Acquired Fund shareholders who own Class I shares of the Acquired Fund will receive Class A Acquiring Fund Shares. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the reorganization. The Acquiring Fund will not issue share certificates in the reorganization.

     1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

     1.8 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

     2.1 The net asset values of the Class A, Class B and Class C Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund attributable to its Class A, Class B, Class C and Class I shares to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Class A, Class B and Class C Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net value of the assets of the Acquired Fund attributable to its Class A, Class B, Class C and Class I shares to be transferred shall be computed by the Custodian by calculating the value of the assets of each class transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities of each class assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

     2.2 The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets attributable to that class, less the liabilities attributable to that class assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of the same class, all as determined in accordance with Paragraph 2.1 hereof.

     2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3. CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be _______, 2005 or such other date on or before ________, 2005 as the parties may agree. The closing of the reorganization (the "Closing") shall be held as of 5:00 p.m. at the offices of the Trust and the Trust II, 601 Congress Street, Boston, Massachusetts 02210, or at such other time and/or place as the parties may agree.

     3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

     3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
          (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before _________, 2006, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

     3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of each class of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

     4.1 The Trust II on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

     (a) The Trust II is a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust II nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust II;

     (c) The Trust II and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust II's

     Declaration of Trust, as amended and restated (as defined above, the "Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquired Fund is a party or by which it is bound;

     (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

     (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

     (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of May 31, 2005 and the related statement of operations (copies of which have been furnished to the Acquiring Fund), present fairly in all material respects the financial condition of the Acquired Fund as of May 31, 2005 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

     (g) Since May 31, 2005, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

     (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

     (i) The Acquired Fund has qualified for the favorable tax treatment as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

     (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph
     3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

     (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

     (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust II, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

     (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

     (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

     (o)  No  consent,  approval,   authorization  or  order  of  any  court  or
     governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

     (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

     (q) The Class A, Class B, and Class C prospectus of the Acquired Fund, dated October 1, 2004, as revised July 15, 2005 and the Class I prospectus of the Acquired Fund, dated October 1, 2004, as revised July 15, 2005 (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

     (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing
     Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

     (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

     (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

     (c) The Class A, Class B, and Class C prospectus of the Acquiring Fund dated October 1, 2004, as revised July 15, 2005 (the "Acquiring Fund Prospectus") and statement of additional information for Class A, Class B and Class C shares of the Acquiring Fund, dated October 1, 2004 as revised July 25, 2005, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (d) At the Closing Date, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to the assets of the Acquiring Fund;

     (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

     (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

     (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of May 31, 2005 and the related statement of operations for each such period (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquiring Fund as of May 31, 2005, the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

     (h) Since May 31, 2005, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

     (i) Each of the Acquiring Fund and its predecessors has qualified for the favorable tax treatment as a regulated investment company for each taxable year of its operation and the Acquiring Fund will continue to qualify as such as of the Closing Date and thereafter;

     (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

     (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

     (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

     (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

     (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

     (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the
     Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 Except as expressly contemplated herein to the contrary, the Trust II, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

     5.2 The Trust II on behalf of the Acquired Fund will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 The Trust II, on behalf of the Acquired Fund, will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

     5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

     5.6 The Trust II, on behalf of the Acquired Fund, shall furnish to the Trust, on behalf of the Acquiring Fund, on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

     5.7 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

     5.8 The Trust II on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

     5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under
          Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Section 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code or otherwise, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and shall not take any position inconsistent with such treatment.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND

The obligations of the Trust II on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Trust II on behalf of the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust II on behalf of the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquired Fund shall reasonably request; and

     6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate in a form acceptable to Wilmer Cutler Pickering Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of the Trust II on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

     7.3 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Trust on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

     7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual [or voluntary] expense limitation; and

     7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate in a form acceptable to Wilmer Cutler Pickering Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II, ON BEHALF OF THE ACQUIRED FUND, AND THE TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations hereunder of the Trust II, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, are each subject to the further conditions that on or before the Closing Date:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust II 's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust on behalf of the Acquiring Fund;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust, on behalf of the Acquiring Fund, and the Trust II, on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

     8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

     8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

     8.6 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Trust II, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund, nor the Trust II, on behalf of the Acquired Fund, may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

     9.1 The Trust, on behalf of the Acquiring Fund, and the Trust II, on behalf of the Acquired Fund, represent and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Trust and Trust II have been advised that John Hancock Advisers, LLC, the investment adviser to the Acquiring Fund and the Acquired Fund, will bear the expenses allocable to each fund in connection with transactions (i.e., cost of printing and mailing proxy statements and soliciting shareholders) contemplated by this Agreement, whether or not the transaction contemplated hereby are consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Trust, on behalf of the Acquiring Fund, and the Trust II, on behalf of the Acquired Fund, agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Trust, on behalf of the Acquiring Fund, and the Trust II, on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

          (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

          (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

          (c) by resolution of the Trust's Board of Trustees, on behalf of the Acquiring Fund, if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

          (d) by resolution of the Trust II's Board of Trustees, on behalf of the Acquired Fund, if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Trust II or the Acquired Fund, or the Trustees or officers of the Trust or the Trust II, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 601 Congress Street, Boston, Massachusetts 02210, Attention:
President, and, in either case, with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II. The Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by or on behalf of the Acquiring Fund or the Acquired Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.



                                JOHN HANCOCK STRATEGIC SERIES on behalf of
                                JOHN HANCOCK HIGH INCOME FUND



                                By:_____________________________________________


                                Keith F. Hartstein
                                President and Chief Executive Officer





                                JOHN HANCOCK BOND TRUST, on behalf of
                                JOHN HANCOCK HIGH YIELD FUND



                                By:_____________________________________________


                                Alfred P. Ouellette
                                Assistant Vice President and Assistant Secretary

                                     Part B

                       Statement of Additional Information

                          JOHN HANCOCK HIGH YIELD FUND
         (the "Acquiring Fund", and a series of John Hancock Bond Trust)

                          JOHN HANCOCK HIGH INCOME FUND
      (the "Acquired Fund", and a series of John Hancock Strategic Series)

                               601 Congress Street
                              Boston, MA 02210-2805
                                 1-800-225-5291

                                October 25, 2005

This Statement of Additional Information provides additional information and is not a prospectus. It should be read in conjunction with the related proxy statement and prospectus dated October 25, 2005. This Statement of Additional Information provides additional information about John Hancock High Yield Fund and the Fund that it is acquiring, John Hancock High Income Fund. Please retain this Statement of Additional Information for future reference. A copy of the proxy statement and prospectus can be obtained free of charge by calling John Hancock Signature Services, Inc., at 1-800-225-5291.

                 NOTE REGARDING PRO FORMA FINANCIAL INFORMATION

In accordance with Item 14(a)(2) of Form N-14, pro forma financial statements were not prepared for the proposed reorganization of the Acquired Fund into the Acquiring Fund, since the net asset value of the Acquired Fund did not exceed ten percent of the net asset value of the Acquiring Fund on September 1, 2005.

                                Table Of Contents

                                                                            Page
Introduction                                                                   3
Additional Information about the Acquiring Fund                                3
General Information and History                                                3
Investment Objective and Policies                                              3
Management of the Acquiring Fund                                               3
Control Persons and Principal Holders of Shares                                3
Investment Advisory and Other Services                                         3
Brokerage Allocation and Other Practices                                       3
Capital Stock and Other Securities                                             3
Purchase, Redemption and Pricing of Acquiring Fund Shares                      3
Tax Status                                                                     4
Underwriters                                                                   4
Financial Statements                                                           4

Additional Information about the Acquired Fund                                 4
General Information and History                                                4
Investment Objective and Policies                                              4
Management of the Acquired Fund                                                4
Control Persons and Principal Holders of Shares                                4
Investment Advisory and Other Services                                         4
Brokerage Allocation and Other Practices                                       4
Capital Stock and Other Securities                                             4
Purchase, Redemption and Pricing of Acquired Fund Shares                       5
Tax Status                                                                     5
Underwriters                                                                   5
Financial Statements                                                           5

                                  INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated October 25, 2005 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of High Income Fund, a series of Strategic Series, into John Hancock High Yield Fund, a series of Bond Trust and in connection with the solicitation by the management of Strategic Series of proxies to be voted at the Meeting of Shareholders of High Income Fund to be held on December 14, 2005.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. High Yield Fund's prospectus and statement of additional information for Class A, B, and C shares, dated September 15, 2005 (the "SAI") (File No. 2-66906), as filed with the Securities and Exchange Commission on September 14, 2005 (Post-effective amendment No. 58) (Accession No. 0001010521-05-000407 ) is incorporated herein by reference.

2. High Yield Fund's annual report to shareholders for the fiscal year ended May 31, 2005 (File No. 2-66906), as filed with the Securities and Exchange Commission on August 2, 2005 (Accession number 0000928816-05-000949) is incorporated herein by reference.

3. High Income Fund's prospectus and statement of additional information for Class A, B, C and I shares, dated September 15, 2005 (the "SAI") (File No. 33-5186), as filed with the Securities and Exchange Commission on September 14, 2005 (Post-effective amendment No. 42) (Accession No. 0001010521-05-000405 ) is incorporated herein by reference.

4. High Income Fund's annual report to shareholder for the fiscal year ended May 31, 2005 (File No. 33-5186), as filed with the Securities and Exchange Commission on August 2, 2005 (Accession number 0000928816-05-000953) is incorporated herein by reference.

                 Additional Information About the Acquiring Fund

General Information and History
For additional information about the Acquiring Fund generally and its history, see "Organization of the Fund" in the Acquiring Fund SAI.

Investment Objective and Policies
For additional  information  about the Acquiring  Fund's  investment  objective,
policies  and  restrictions,   see  "Investment   Objective  and  Policies"  and
"Investment Restrictions" in the Acquiring Fund SAI.

Management of the Acquiring Fund
For additional information about the Acquiring Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquiring Fund SAI.

Control Persons and Principal Holders of Shares
For additional information about control persons of the Acquiring Fund and principal holders of shares of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund SAI.

Investment Advisory and Other Services
For additional information about the Acquiring Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Transfer Agent Services",

"Custody of Portfolio", and "Independent Registered Public Accounting Firm" in the Acquiring Fund SAI.

Brokerage Allocation and Other Practices
For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund SAI.

Capital Stock and Other Securities
For additional information about the voting rights and other characteristics of the Acquiring Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquiring Fund SAI.

Purchase, Redemption and Pricing of Acquiring Fund Shares
For additional information about the purchase, redemption and pricing of the Acquiring Fund's shares, see "Net Asset Value", "Initial Sales Charge on Class A shares", "Deferred Sales Charge on Class B and Class C shares" "Sales
Compensation", "Special Redemptions", "Additional Services and Programs", "Eligible Investors for Class R shares" and "Purchase and Redemptions through Third Parties" in the Acquiring Fund SAI.

Tax Status
For additional information about the tax status of the Acquiring Fund, see "Tax Status" in the Acquiring Fund SAI.

Underwriters
For additional information about the Acquiring Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquiring Fund, see "Distribution Contracts" in the Acquiring Fund SAI.

Financial Statements
Audited annual financial statements of the Acquiring Fund at May 31, 2005 are attached to the Acquiring Fund SAI.



                 Additional Information About the Acquired Fund

General Information and History
For additional information about the Acquired Fund generally and its history, see "Organization of the Fund" in the Acquired Fund SAI.

Investment Objective and Policies
For additional  information  about the Acquired  Fund's  investment  objectives,
policies  and  restrictions,   see  "Investment   Objective  and  Policies"  and
"Investment Restrictions" in the Acquired Fund SAI.

Management of Acquired Fund
For additional information about the Acquired Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the Acquired Fund SAI.

Control Persons and Principal Holders of Shares
For additional information about control persons of the Acquiring Fund and principal holders of shares of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund SAI.

Investment Advisory and Other Services
For additional information about the Acquired Fund's investment adviser, custodian, transfer agent and independent accountants, see "Investment Advisory and Other Services", "Distribution Contracts", "Transfer Agent Services", "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquired Fund SAI.

Brokerage Allocation and Other Practices
For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund SAI.

Capital Stock and Other Securities
For additional information about the voting rights and other characteristics of the Acquired Fund's shares of beneficial interest, see "Description of the Fund's Shares" in the Acquired Fund SAI.

Purchase, Redemption and Pricing of Acquired Fund Shares
For additional information about the purchase, redemption and pricing of the Acquired Fund's shares, see "Net Asset Value", "Initial Sales Charge on Class A shares", "Deferred Sales Charge on Class B and Class C shares", "Sales
Compensation", "Additional Services and Programs", "Special Redemptions" and "Purchases and Redemptions Through Third Parties" in the Acquired Fund SAI.

Tax Status
For additional information about the tax status of the Acquired Fund, see "Tax Status" in the Acquired Fund SAI.

Underwriters
For additional information about the Acquired Fund's principal underwriter and the distribution contract between the principal underwriter and the Acquired Fund, see "Distribution Contracts" in the Acquired Fund SAI.

Financial Statements
Audited annual financial statements of the Acquired Fund at May 31, 2005 are attached to the Acquired Fund SAI.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 19th day of September, 2005.

                               JOHN HANCOCK BOND TRUST



                               By:                   *
                               --------------------------------------------

                               Keith F. Hartstein
                               President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Signature                              Title                                Date

         *                              President and Chief                       September 19, 2005
---------------------------             Executive Officer
Keith F. Hartstein

         *                              Executive Vice President
---------------------------             and Chief Financial Officer
John G. Vrysen

/s/William H. King                      Vice President, Treasurer
---------------------------             (Chief Accounting Officer)
William H. King

         *                              Trustee
---------------------------
James R. Boyle

         *                              Trustee
---------------------------
James F. Carlin

         *                              Trustee
---------------------------
Richard P. Chapman, Jr.

         *                              Trustee
---------------------------
William H. Cunningham

         *                              Chairman and Trustee
---------------------------
Ronald R. Dion

         *                              Trustee
---------------------------
Charles L. Ladner

         *                              Trustee
---------------------------
John A. Moore

         *                              Trustee
---------------------------
Patti McGill Peterson



         *                              Trustee
---------------------------
Steven R. Pruchansky



*  By:   /s/Alfred P. Ouellette                                                   September 19, 2005
         ---------------------------
         Alfred P. Ouellette, Attorney-in-Fact,
         under Powers of Attorney dated
         January 1, 2005, July 25, 2005 and
         September 13, 2005.

Open-End Funds:                                 Closed-End Funds:
John Hancock Bond Trust                         John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund    John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                     John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                   John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                       John Hancock Income Securities
John Hancock Institutional Series Trust         John Hancock Investors Trust
John Hancock Investment Trust                   John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III               John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust         John Hancock Preferred Income Fund II
John Hancock Series Trust                       John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 13th day of September, 2005.



/s/James R. Boyle
-----------------
James R. Boyle
Trustee

Open-End Funds:                                 Closed-End Funds:
John Hancock Bond Trust                         John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund    John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                     John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                   John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                       John Hancock Income Securities
John Hancock Institutional Series Trust         John Hancock Investors Trust
John Hancock Investment Trust                   John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III               John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust         John Hancock Preferred Income Fund II
John Hancock Series Trust                       John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 13th day of September, 2005.



/s/ John G. Vrysen
------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

John Hancock Bond Trust                                          John Hancock Series Trust
John Hancock California Tax-Free Income Fund                     John Hancock Sovereign Bond Fund
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Current Interest                                    John Hancock Tax-Free Bond Trust
John Hancock Equity Trust                                        John Hancock Tax-Exempt Series Trust
John Hancock Institutional Series Trust                          John Hancock World Fund
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III

                                POWER OF ATTORNEY
                                -----------------

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint SUSAN
S. NEWTON, WILLIAM H. KING AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 2005.

/s/James F. Carlin                           /s/Charles L. Ladner
---------------------------------            -----------------------------------
James F. Carlin                              Charles L. Ladner, as Chairman

/s/ Richard P. Chapman, Jr.                  /s/John A. Moore
---------------------------------            -----------------------------------
Richard P. Chapman, Jr.                      John A. Moore

/s/ William J. Cosgrove                      /s/Patti McGill Peterson
---------------------------------            -----------------------------------
William J. Cosgrove                          Patti McGill Peterson

/s/William H. Cunningham                     /s/Steven R. Pruchansky
---------------------------------            -----------------------------------
William H. Cunningham                        Steven R. Pruchansky

/s/Ronald R. Dion                            /s/James A. Shepherdson
---------------------------------            -----------------------------------
Ronald R. Dion                               James A. Shepherdson

                                             /s/Norman H. Smith
                                             -----------------------------------
                                             Norman H. Smith

Open-End Funds:                                  Closed-End Funds:
John Hancock Bond Trust                          John Hancock Bank and Thrift Opportunity Fund
John Hancock California Tax-Free Income Fund     John Hancock Patriot Global Dividend Fund
John Hancock Capital Series                      John Hancock Patriot Preferred Dividend Fund
John Hancock Current Interest                    John Hancock Patriot Premium Dividend Fund I
John Hancock Equity Trust                        John Hancock Income Securities
John Hancock Institutional Series Trust          John Hancock Investors Trust
John Hancock Investment Trust                    John Hancock Patriot Premium Dividend Fund II
John Hancock Investment Trust II                 John Hancock Patriot Select Dividend Trust
John Hancock Investment Trust III                John Hancock Preferred Income Fund
John Hancock Municipal Securities Trust          John Hancock Preferred Income Fund II
John Hancock Series Trust                        John Hancock Preferred Income Fund III
John Hancock Sovereign Bond Fund                 John Hancock Tax-Advantaged Dividend Income Fund
John Hancock Strategic Series
John Hancock Tax-Exempt Series Fund
John Hancock World Fund

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint, WILLIAM H. KING, BRIAN LANGENFELD AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 25th day of July, 2005.


/s/ Keith F. Hartstein
----------------------
Keith F. Hartstein, as President and
Chief Executive Officer

                               OTHER INFORMATION
                             John Hancock Bond Trust

ITEM 15  INDEMNIFICATION

     No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Bond Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment company Act of 1940 File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on September 14, 2005 (Accession No. 0001010521-05-000407), which information is incorporated herein by reference.

ITEM 16  EXHIBITS
-------------- ---------------------------------------------------------------------------------- -----------
(1)            Amended and Restated Declaration of Trust                                          12
-------------- ---------------------------------------------------------------------------------- -----------
(2)            By-Laws                                                                            12
-------------- ---------------------------------------------------------------------------------- -----------
(3)            Not applicable
-------------- ---------------------------------------------------------------------------------- -----------
(4)            Form of Agreement and Plan of Reorganization                                       *
-------------- ---------------------------------------------------------------------------------- -----------
(5)            Reference is made to Exhibits (1) and (2) hereof
-------------- ---------------------------------------------------------------------------------- -----------
(6)            Management Contract (Investment Grade Bond Fund)                                   1
-------------- ---------------------------------------------------------------------------------- -----------
(6) (a)        Management Contract (Government Income and High Yield Funds)                       2
-------------- ---------------------------------------------------------------------------------- -----------
(7) (a)        Underwriting Agreement with John Hancock Funds, LLC (formerly John Hancock         1
               Broker Distribution Services, Inc.)
-------------- ---------------------------------------------------------------------------------- -----------
(7) (b)        Form of Soliciting Dealer Agreement between John Hancock Funds, LLC and Selected   11
               Dealers
-------------- ---------------------------------------------------------------------------------- -----------
(8)            Not applicable
-------------- ---------------------------------------------------------------------------------- -----------
(9)            Master Custodian Agreement                                                         7
-------------- ---------------------------------------------------------------------------------- -----------
(10) (a)       Multiple Class Plan Pursuant to Rule 18f-3(A, B and C shares)                      3
-------------- ---------------------------------------------------------------------------------- -----------
(10) (b)       Multiple Class Plan Pursuant to Rule 18f-3(A, B, C and I shares)                   12
-------------- ---------------------------------------------------------------------------------- -----------
(10) (c)       Class A and B Shares Distribution Plan (Intermediate Government)                   1
-------------- ---------------------------------------------------------------------------------- -----------
(10) (d)       Class A and B Shares Distribution Plan (High Yield Fund and Intermediate           2
               Government)
-------------- ---------------------------------------------------------------------------------- -----------
(10) (e)       Class C Shares Distribution Plan (High Yield)                                      4
-------------- ---------------------------------------------------------------------------------- -----------
(10) (f)       Class C Shares Distribution Plan (Intermediate Government and Government Income)   5
-------------- ---------------------------------------------------------------------------------- -----------
(11)           Opinion of Counsel                                                                 **
-------------- ---------------------------------------------------------------------------------- -----------
(12)           Form of Opinion as to Tax Matters and Consent                                      **
-------------- ---------------------------------------------------------------------------------- -----------
(13) (a)       Amended and Restated Master Transfer Agency and Service Agreement between John     4
               Hancock Funds and Signature Services
-------------- ---------------------------------------------------------------------------------- -----------
(13) (b)       Service Agreement between Schwab & Co, John Hancock High Yield Fund, John          6
               Hancock Funds and Signature Services
-------------- ---------------------------------------------------------------------------------- -----------
(13) (c)       Amendment to Amended and Restated Master Transfer Agency and Service Agreement     9
               (Anti-Money Laundering and Privacy )
-------------- ---------------------------------------------------------------------------------- -----------
(13) (d)       Amendment to Amended and Restated Master Transfer Agency and Service Agreement     12
               between John Hancock Funds and Signature Services
-------------- ---------------------------------------------------------------------------------- -----------
(14)           Consent(s) of Independent Registered Public Accounting Firms                       **
-------------- ---------------------------------------------------------------------------------- -----------
(15)           Not applicable
-------------- ---------------------------------------------------------------------------------- -----------
(16)           Powers of Attorney                                                                 **
-------------- ---------------------------------------------------------------------------------- -----------
(17) (a)       Prospectus of High Yield Fund dated September 15, 2005 and annual report to        **
               shareholders of High Yield Fund dated May 31, 2005.
-------------- ---------------------------------------------------------------------------------- -----------
(17) (b)       Form of Proxy Cards                                                                **
-------------- ---------------------------------------------------------------------------------- -----------
(17) (c)       Code of Ethics                                                                     10
-------------- ---------------------------------------------------------------------------------- -----------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on May 15, 1995 (Accession no. 0000950135-95-001202).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on February 28,1997 (Accession no. 0001010521-97-000232).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on July 6, 1998 (Accession no. 0001010521-98-000288).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on March 26, 1999 (Accession no. 0001010521-99-000167).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on September 27, 1999 (Accession no. 0001010521-99-000345).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on September 25, 2000 (Accession no. 0001010521-00-000424).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on October 25, 2001 (Accession no. 0001010521-01-500236).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on July 25, 2002 (Accession no. 0001010521-02-000236).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on September 29, 2003 (Accession no. 0001010521-03-000315).

(10) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on July 26, 2004 (Accession no. 0001010521-04-000152).

(11) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on September 29, 2004 (Accession no. 0001010521-04-000223).

(12) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.58 to the Registrant's Registration Statement on Form N-1 (File Nos. 2-66906 and 811-3006), as filed with the Securities and Exchange Commission on September 14, 2005 (Accession no. 0001010521-05-000407 ).

(*) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(**) Filed herewith.

ITEM 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145 (C) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequence of the proposed reorganization within a reasonable time after receipt of such opinion.

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

-------------------- -----------------------------------------------------------
(11)                 Legal Opinion
-------------------- -----------------------------------------------------------
(12)                 Form of Opinion as to Tax Matters and Consent
-------------------- -----------------------------------------------------------
(14)                 Consents of Independent Registered Public Accounting Firms
-------------------- -----------------------------------------------------------
(17) (a)             Prospectus of High Yield Fund dated September 15, 2005 and annual report to shareholders of High Yield Fund dated
                     May 31, 2005.
-------------------- -----------------------------------------------------------
(17) (b)             Form of Proxy Cards
-------------------- -----------------------------------------------------------